Document And Entity Information	Sep. 16, 2026
Document Information [Line Items]
Entity, Registrant Name	HECLA MINING COMPANY
Document, Type	8-K
Document, Period End Date	Sep. 16, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-8491
Entity, Tax Identification Number	77-0664171
Entity, Address, Address Line One	6500 North Mineral Drive
Entity, Address, Address Line Two	Suite 200
Entity, Address, City or Town	Coeur d'Alene
Entity, Address, State or Province	ID
Entity, Address, Postal Zip Code	83815-9408
City Area Code	208
Local Phone Number	769-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000719413
CommonStockParValue025PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	HL
Security Exchange Name	NYSE
SeriesBCumulativeConvertiblePreferredStockParValue025PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Cumulative Convertible Preferred Stock, par value $0.25 per share
Trading Symbol	HL-PB
Security Exchange Name	NYSE